Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Exchange Rates for the Respective Periods

Translation of amounts from HKD, SGD and RMB into US$ has been made at the following exchange rates for the respective periods:

	December 31, 2024	December 31, 2023
HKD exchange rate for balance sheet items, except for equity accounts	7.7677	7.8109
SGD exchange rate for balance sheet items, except for equity accounts	1.3662	1.3193
RMB exchange rate for balance sheet items, except for equity accounts	7.2993	7.0999

	For the Years Ended December 31,
	2024	2023	2022
HKD exchange rate for items in the statements of operations and comprehensive (loss) income, and statements of cash flows	7.8030	7.8292	7.8306
SGD exchange rate for items in the statements of operations and comprehensive (loss) income, and statements of cash flows	1.3363	1.3428	n/a
RMB exchange rate for items in the statements of operations and comprehensive (loss) income, and statements of cash flows	7.1957	7.0809	6.7290

Schedule of Estimated Useful Lives of Property and Equipment

Property and equipment primarily consist of office equipment, vehicles and leasehold improvements. Office equipment and vehicles are stated at cost less accumulated depreciation less any provision required for impairment in value. Depreciation is computed using the straight-line method with no residual value based on the estimated useful lives as follows:

Office equipment	3 – 5 years
Vehicles	3 – 5 years
Leasehold improvements	Shorter of the remaining lease terms and the estimated 3 years

Schedule of Disaggregate Revenue

For the years ended December 31, 2024, 2023 and 2022, the Company disaggregate revenue into two revenue streams as the following table:

	For the Years Ended December 31,
	2024	2023	2022
Revenues
Sales of cosmetics and other beauty products	$124,173,280	$144,455,442	$145,007,303
Provision of operation services	4,759,367	4,544,377	248,953
Total revenue	$128,932,647	$148,999,819	$145,256,256

The Company disaggregates revenue by timing of revenues recognition as the following table:

	For the Years Ended December 31,
	2024	2023	2022
Revenues
Goods transferred at a point in time	$124,173,280	$144,455,442	$145,007,303
Services transferred over time	4,759,367	4,544,377	248,953
Total revenue	$128,932,647	$148,999,819	$145,256,256

Schedule of Other Ooperating Expenses	Other operating expenses are reviewed in aggregate.
	For the Years Ended December 31,
	2024	2023	2022

Revenues	$128,932,647	$148,999,819	$145,256,256
Cost of revenues	(117,128,178)	(111,990,554)	(112,718,709)
Promotion and advertising expenses	(9,223,750)	(9,909,017)	(8,703,392)
Other operating expenses	(11,406,167)	(13,779,227)	(13,691,267)
Total other expenses, net	(766,791)	(1,630,123)	(770,052)
Income tax benefits (expenses)	2,172,827	(1,940,852)	(1,469,225)
Net (loss) income	(7,419,412)	9,750,046	7,903,611